COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Operating leases

The following table sets forth the minimum rental payments under operating leases with non-cancellable terms in excess of one year as of December 31, 2014:

2015	$1,763
2016	1,493
2017	1,236
2018	1,209
2019	1,202
Thereafter	4,007

The Company incurs rent expense under operating leases, which primarily relate to facilities and equipment. The Company incurred rent expense under operating leases of $1,852, $1,681 and $770 for the years ended December 31, 2014, 2013 and 2012.